LEASE - Right-of-use asset by type (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use leased asset
Right of use asset	$ 13,614,782	$ 12,144,026
Incremental borrowing rate	2.14%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 20,086,893	15,828,032	$ 3,688,150
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,912,540		$ 828,977
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,629,425	1,115,087
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	885,810	742,382
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 13,659,118	$ 13,141,586